Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000143962 | 316175108 | Fidelity Government Portfolio Class I, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000143962 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000143962 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000143962 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000143962 | 3135GAF48 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143962 | 3130AUTJ3 | Federal Home Loan Banks
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143962 | 07833EAM9 | Bellco Credit Union
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143962 | 920133AN5 | Valley Strong Credit Union
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143962 | 88241TLK4 | Texas Exchange Bank SSB
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143962 | 39573LBP2 | Greenstate Credit Union
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143962 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143962 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143962 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000143962 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000143962 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000143962 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000126480 | 316175108 | Fidelity Government Portfolio Class I, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000126480 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000126480 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000126480 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000126480 | 3135GAF48 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126480 | 3130AUTJ3 | Federal Home Loan Banks
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000126480 | 07833EAM9 | Bellco Credit Union
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126480 | 920133AN5 | Valley Strong Credit Union
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126480 | 88241TLK4 | Texas Exchange Bank SSB
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126480 | 39573LBP2 | Greenstate Credit Union
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126480 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126480 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000126480 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000126480 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000126480 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000126480 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	64.70%